INTANGIBLE ASSETS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Reconciliation of intangible assets
Beginning Balance		Rp 5,032
Ending Balance	$ 464	6,446	Rp 5,032
Fully amortised intangible assets still utilized		5,526
Goodwill
Reconciliation of intangible assets
Beginning Balance		1,045
Ending Balance		1,411	1,045
Software
Reconciliation of intangible assets
Beginning Balance		3,784
Ending Balance		Rp 4,080	3,784
Software | Minimum
Reconciliation of intangible assets
Remaining amortization periods	1 year	1 year
Software | Maximum
Reconciliation of intangible assets
Remaining amortization periods	5 years	5 years
License
Reconciliation of intangible assets
Beginning Balance		Rp 13
Ending Balance		3	13
Other intangible assets
Reconciliation of intangible assets
Beginning Balance		190
Ending Balance		952	190
Gross or Cost
Reconciliation of intangible assets
Beginning Balance		12,527	9,786
Additions		2,457	2,361
Acquisition		846	425
Deductions		(296)	(62)
Reclassifications/translations		45	17
Ending Balance		15,579	12,527
Gross or Cost | Goodwill
Reconciliation of intangible assets
Beginning Balance		1,066	680
Acquisition		467	422
Deductions		(104)
Reclassifications/translations		3	(36)
Ending Balance		1,432	1,066
Gross or Cost | Software
Reconciliation of intangible assets
Beginning Balance		10,680	8,387
Additions		1,942	2,328
Acquisition			1
Deductions		(166)	(51)
Reclassifications/translations		24	15
Ending Balance		12,480	10,680
Gross or Cost | License
Reconciliation of intangible assets
Beginning Balance		94	84
Additions		4	14
Acquisition			2
Deductions		(12)	(11)
Reclassifications/translations		10	5
Ending Balance		96	94
Gross or Cost | Other intangible assets
Reconciliation of intangible assets
Beginning Balance		687	635
Additions		511	19
Acquisition		379
Deductions		(14)
Reclassifications/translations		8	33
Ending Balance		1,571	687
Accumulated depreciation
Reconciliation of intangible assets
Beginning Balance		(7,495)	(6,256)
Amortization		(1,667)	(1,284)
Deductions		87	55
Reclassifications/translations		(58)	(10)
Ending Balance		(9,133)	(7,495)
Accumulated depreciation | Goodwill
Reconciliation of intangible assets
Beginning Balance		(21)	(21)
Ending Balance		(21)	(21)
Accumulated depreciation | Software
Reconciliation of intangible assets
Beginning Balance		(6,896)	(5,714)
Amortization		(1,165)	(1,226)
Deductions		71	51
Reclassifications/translations		(410)	(7)
Ending Balance		(8,400)	(6,896)
Accumulated depreciation | License
Reconciliation of intangible assets
Beginning Balance		(81)	(71)
Amortization		(357)	(9)
Deductions		2	4
Reclassifications/translations		343	(5)
Ending Balance		(93)	(81)
Accumulated depreciation | Other intangible assets
Reconciliation of intangible assets
Beginning Balance		(497)	(450)
Amortization		(145)	(49)
Deductions		14
Reclassifications/translations		9	2
Ending Balance		Rp (619)	Rp (497)